SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expenses	¥ 57,618	¥ 46,942	¥ 36,967